Annual Operating Expenses - FidelityContrafund-KPRO - FidelityContrafund-KPRO - Fidelity Contrafund - Fidelity Contrafund - Class K	Mar. 01, 2024
Operating Expenses:
Management fee	0.32%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.32%

[1]	BThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	AAdjusted to reflect current fees.